BORROWINGS - Summary of Changes in the Company's Borrowings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplemental Borrowings [Roll Forward]
Net cash flows from financing activities	$ 172	$ (179)	$ 349	$ (75)
Non-recourse borrowings
Supplemental Borrowings [Roll Forward]
Beginning balance			15,264
Net cash flows from financing activities			532
Transfer to liabilities directly associated with assets held for sale			(752)
Other	376		376
Ending balance	$ 15,420		$ 15,420